VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

Each A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated March 18, 2016

to the Prospectus dated January 28, 2016

Effective March 15, 2016, Vontobel Asset Management, Inc., the Adviser for the Vontobel Funds, has entered into a contractual expense limitation agreement to waive fees and reimburse expenses of the for the Vontobel Global Emerging Markets Equity Institutional Fund to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.98% for Class I Shares. The agreement to waive fees and reimburse expenses will remain in effect until January 28, 2017 and may be renewed. Accordingly, the prospectus is updated as follows:

On page 1, the Annual Fund Operating Expenses table and the Expense Example section is deleted in its entirety and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	None
Redemption fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.80%
Distribution (Rule 12b-1) fees	None
Other expenses	0.76%
Total annual fund operating expenses	1.56%
Fee Waivers and Reimbursements[1]	(0.58%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.98%

[1]	Vontobel Asset Management, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.98% for Class I Shares until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I – Sold or Held	$159	$493	$850	$1,856

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Effective March 7, 2016, Rajiv Jain has resigned as the Portfolio Manager for the Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel International Equity Institutional Fund and Vontobel Global Equity Institutional Fund (collectively, the “Funds”). The Funds will be managed by Matthew Benkendorf beginning on March 7, 2016. Accordingly, all references to Mr. Jain as portfolio manager to the Funds will be removed from the prospectus.

On page 4, the table listing the Portfolio Manager is hereby deleted and is replaced with the following:

Name	Title	Served on the Fund Since
Matthew Benkendorf	CIO Quality Growth/Managing Director/ Portfolio Manager	Inception May 2013

On Page 7, the table listing the Portfolio Manager is hereby deleted and is replaced with the following:

Name	Title	Served on the Fund Since
Matthew Benkendorf	CIO Quality Growth/Managing Director/ Portfolio Manager	Inception December 2014

On Page 17, the first two paragraphs under the section titled “Portfolio Management” should be deleted and replaced with the following:

Matthew Benkendorf. Mr. Benkendorf is the Lead-Portfolio Manager of the Funds. Since 2016, he has been the Chief Investment Officer of Vontobel and a Managing Director. Mr. Benkendorf has held various positions with Vontobel since joining the firm, including Deputy Portfolio Manager from 2013 to 2016, Executive Director from April 2012 to April 2013; Director from July 2009 to April 2012; Vice President from 2007 to 2009; and Assistant Vice President from 2005 to 2007. Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator. He has been working on the European equity strategy team since 2001.

Additionally, for the Vontobel International Equity Institutional Fund and the Vontobel Global Equity Institutional Fund the following sentences are added below the telephone numbers in the “To Buy or Sell Shares” section on pages 8 and 12:

“Shares of the Fund are offered only on a limited basis. Please refer to “Your Account – How to Purchase Shares”.

This Supplement and the prospectus and Statement of Additional Information dated January 28,

2016 provide the information a prospective investor ought to know before investing and should be retained for future reference.

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VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated March 18, 2016

to the Statement of Additional Information dated January 28, 2016

On March 10, 2016, the Board of Trustees of Advisers Investment Trust (the “Trust”) accepted the resignation of Peter B. Cherecwich, as Trustee of the Trust, and appointed Daniel P. Houlihan to the Board of Trustees of the Trust. Mr. Houlihan will serve as an interested Trustee of the Trust.

With the resignation of Mr. Cherecwich and with the appointment of Mr. Houlihan as Trustee of the Trust, the following changes are being made to the Statement of Additional Information:

All references to Mr. Cherecwich are removed from the Statement of Additional Information.

On page 17, in the table listing each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, the second row is hereby deleted and is replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
Daniel P. Houlihan Year of Birth: 1966	Trustee	Indefinite/March 2016 to present	Executive Vice President, The Northern Trust Company, 2008 to present.	12	None

On page 18, in the table listing the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2015, the third row is hereby deleted and is replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee[1]
Daniel P. Houlihan	None	None

On Page 18, in the table listing Trustee Compensation, the third row is hereby deleted and is replaced with the following:

Name of Trustee	Aggregate Compensation from the Fund	Total Compensation from Trust[1]
Daniel P. Houlihan	$0	$0

On page 20, the last paragraph under the section titled “Trustee Attributes” is deleted and replaced with the following:

Mr. Houlihan has more than 26 years’ experience in the investment management industry. Mr. Houlihan is currently the Executive Vice President and North American Head of Northern Trust’s Global Fund Services (GFS) segment, responsible for servicing the firm’s North American asset management clients. Mr. Houlihan joined Northern Trust in 2008 as the Global Head of Product and Strategy for Northern Trust’s Investment Operations Outsourcing business. He also serves as Vice Chairman of the Board of the National Investment Company Service Association (NICSA). Prior to joining Northern Trust, Mr. Houlihan spent 19 years in numerous leadership positions for investment management, technology, and service companies. Among these, he was President of Citisoft, Inc. where he was responsible for executing their strategy for North America.

Effective March 7, 2016, Rajiv Jain resigned as Portfolio Manager for the Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel International Equity Institutional Fund and Vontobel Global Equity Institutional Fund. The

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Funds will be managed by Matthew Benkendorf beginning on March 7, 2016. Accordingly, the following changes should be made to the Statement of Additional Information:

All references to Mr. Jain are removed from the Statement of Additional Information.

On Page 24, the sixth paragraph and the table immediately following thereafter under the “Other Portfolio Manager Information” section is deleted in its entirety.

On Page 24, directly after the paragraph and table under the section titled “Investment Advisory and Other Services – Portfolio Manager Holdings”, indicating the number of accounts and assets under management for each type of account managed by Mr. Benkendorf , the following information is inserted:

“Effective March 7, 2016, Mr. Benkendorf assumed sole management responsibilities for the Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel International Equity Institutional Fund and Vontobel Global Equity Institutional Fund. The following table includes updated information for Mr. Benkendorf as of February, 29, 2016, the most current month end.”

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	8	0	$11,711	$0
Other Pooled Investment Vehicles	30	1	$18,682	$277
Other Accounts	52	2	$11,290	$183
Total	90	3	$41,683	$460

Additionally, on page 23 the following paragraph is inserted after the fourth paragraph under the section titled “Investment Advisory and Other Services – The Investment Adviser”:

“The Adviser has contractually agreed to waive fees and reimburse expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in the prospectus of each Fund until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Management Agreement.”

This Supplement and the prospectus and Statement of Additional Information dated January 28, 2016 provide the information a prospective investor ought to know before investing and should be retained for future reference.

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